Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable [Line Items]
Allowance for expected credit losses
Accounts receivable, net	1,563,289	5,972,736
Third Parties [Member]
Schedule of Accounts Receivable [Line Items]
Accounts receivable from third parties	$ 1,563,289	$ 5,972,736